BLACKROCK BALANCED CAPITAL PORTFOLIO
OF BLACKROCK SERIES FUND, INC.
(the “Fund”)

SUPPLEMENT DATED DECEMBER 12, 2008
TO THE STATEMENT OF ADDITIONAL INFORMATION

Effective December 15, 2008, the Fund’s Statement of Additional Information is amended as set forth below.

All references to Kurt Schansinger as a portfolio manager of the Fund are deleted.

The section entitled “Investment Advisory Arrangements” beginning on p. 37 is revised as set forth below.

The subsection entitled “Portfolio Manager Information — Other Portfolios and Accounts Managed” on p. 39 is revised to add the following information with respect to the Fund as of November 30, 2008:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based

Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	accounts	Companies	Vehicles	accounts

Robert C. Doll	27	14	30	0	2	8
	$13.4 Billion	$2.8 Billion	$1.86 Billion	$0	$148 Million	$1.17 Million
Daniel Hanson	27	14	30	0	2	8
	$13.4 Billion	$2.8 Billion	$1.86 Billion	$0	$148 Million	$1.17 Million
Philip J. Green	17	5	3	0	0	3
	$1.93Billion	$529 Million	$469 Million	$0	$0	$469 Million

The subsection entitled “Portfolio Ownership” on p. 40 is revised to add the following information with respect to the Fund:

As of November 30, 2008, none of Mr. Robert C. Doll, Daniel Hanson or Philip J. Green beneficially owned any equity securities of the Fund because no portfolio manager had invested in the type of insurance contract through which the Fund must be purchased.

The subsection entitled “Discretionary Incentive Compensation — 1. Balanced Capital Portfolio (equity portfolio), Fundamental Growth Portfolio, Global Allocation Portfolio and Large Cap Core Portfolio” beginning on p. 41 is revised to add the following information with respect to the Fund:

Portfolio
Manager	Fund Managed	Applicable Benchmarks

Robert C. Doll	BlackRock Balanced Capital Portfolio	Lipper Multi-Cap Core Funds classification for the
Portfolio’s equity portion

Daniel Hanson	BlackRock Balanced Capital Portfolio	Lipper Multi-Cap Core Funds classification for the
Portfolio’s equity portion

Philip J. Green	BlackRock Balanced Capital Portfolio	Lipper Mixed-Asset Target Allocation Growth
Funds classification